ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Cheetah Mobile Inc. (formerly known as Kingsoft Internet Security Software Holdings Limited) (the “Company”) is a limited company incorporated in the Cayman Islands under the laws of Cayman Islands on July 30, 2009. The Company and its consolidated subsidiaries, variable interest entities (“VIEs”) and a VIE’s subsidiary (collectively referred to the “Group”) are principally engaged in the provision of online marketing services, internet value-added services and internet security services and others in the People’s Republic of China (the “PRC”). The immediate holding company and the ultimate holding company of the Company is Kingsoft Corporation Limited (“Kingsoft”), a company listed on the Stock Exchange of Hong Kong Limited.

Details of the Company’s principal subsidiaries, VIEs, a VIE’s subsidiary and equity investees as of December 31, 2014 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
Subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding and operations of online marketing
Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The PRC	100%	Investment holding, research and development and provision of internet security services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet security services and research and development of online applications
Conew.com Corporation (“Conew”)	October 6, 2008	British Virgin Islands (“BVI”)	100%	Investment holding
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of online marketing services
Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of mobile marketing and value-added services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of online marketing services
Hong Kong Youloft Technology Limited (“Youloft HK”)	August 1, 2014	Hong Kong	51.9%	Provision of online marketing services

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
VIEs
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beike Internet (Beijing) Security Technology Co., Ltd. (“Beike Internet”)	April 15, 2009	The PRC	Nil	Provision of online marketing services
Beijing Kingsoft Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet value-added services
Beijing Antutu Technology Co., Ltd. (“Beijing Antutu”)	June 14, 2013	The PRC	Nil	Research and development of mobile applications
Guangzhou Kingsoft Network Technology Co., Ltd. (“Guangzhou Kingsoft”)	September 1, 2013	The PRC	Nil	Research and development of mobile applications
Subsidiary of Beike Internet
Suzhou Jiangduoduo Technology Co., Ltd. (“Suzhou JDD”)	January 8, 2014	The PRC	85.7%	Provision of online lottery sales services
Equity investees
Beijing Kingsoft Security Management System Technology Co., Ltd. (“Beijing Security System Technology”)	March 13, 2013	The PRC	40%	Sales and distribution of internet security software and provision of internet security services
Wuhan Antian Information Technology Co., Ltd. (“Wuhan Antian”)	April 8, 2010	The PRC	40%	Research and development of mobile security software
Moxiu Technology (Beijing) Co., Ltd (“Moxiu Technology”)	June 6, 2008	The PRC	50.5%	Provision of mobile application development
Kingsoft Japan Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.5%	Sale, distribution and development of software and mobile application in Japan

History of the Group and corporate reorganization

In 2009, Kingsoft undertook a corporate reorganization to establish the Group, which started to specialize in internet security services on a stand-alone basis with separate management oversight distinct from Kingsoft. Subsequent to the reorganization in 2009, all revenues and costs generated by the internet security services, are reflected in the consolidated financial statements of the Group.

As part of the reorganization:

(i) On July 30, 2009, Kingsoft established the Company, which was incorporated in the Cayman Islands.

(ii) On August 26, 2009, the Company established a wholly-owned subsidiary, Cheetah Technology (formerly known as Kingsoft Internet Security Software Corporation Limited), incorporated in Hong Kong.

(iii) On November 23, 2009, Cheetah Technology entered into a share purchase agreement to acquire 100% equity interests in Zhuhai Juntian from one of Kingsoft’s wholly-owned subsidiaries at a consideration of HK$23,912 (equivalent to RMB21,067), based on the then book value of Zhuhai Juntian’s net assets comprised mainly of cash and short-term investments, and related party receivables and payables to other Kingsoft’s subsidiaries. The acquisition was completed in December 2009. Given the acquisition was conducted between entities under common control, the acquisition of Zhuhai Juntian was accounted for in a manner similar to the pooling of interest, with the assets and liabilities acquired stated at their historical amounts in the Group’s consolidated financial statements. The purchase consideration was recorded as a payable to related parties, which was subsequently settled in cash in 2011.

(iv) On November 30, 2009, Zhuhai Juntian established a wholly-owned subsidiary, Beijing Security, incorporated in the PRC.

On October 1, 2010, the Company acquired all of the equity interests of Conew from independent third parties, which was accounted for using the purchase method of accounting. As part of the acquisition, the Company acquired all of the equity interests in Conew Network through Conew and obtained effective control over Beijing Conew, one of the Group’s VIEs, through contractual agreements. Since the acquisition, Beijing Conew has remained dormant.

On January 1, 2011, Beijing Security, through its respective nominee shareholders, acquired Beike Internet, a wholly-owned entity of Kingsoft incorporated on April 15, 2009, for RMB700. Concurrently, through a series of contractual agreements which provided effective control to the Group as further described below, Beike Internet became a consolidated VIE of the Group. Given the acquisition of the VIE was effectively conducted between entities under common control, it was accounted for in a manner similar to the pooling of interest, with the assets and liabilities acquired stated at their historical amounts in the Group’s consolidated financial statements. The difference of RMB544 between the purchase consideration of RMB700 and the historical cost of net assets acquired of RMB156, which mainly comprised of cash and cash equivalents and loan payable to shareholders, was accounted for as a distribution to shareholders.

On August 26, 2011, the Company declared a cash dividend of RMB43,133 to Kingsoft to distribute the retained earnings of the Group as of September 30, 2010, which was subsequently settled in cash in 2011.

On July 18, 2012, Beijing Network was incorporated in the PRC, and through a series of contractual agreements, became a consolidated VIE of the Group.

On November 28, 2012, the Company incorporated a wholly-owned subsidiary, Cheetah Mobile America (formerly known as KS Mobile Inc.), in the United States.

On June 14, 2013 and September 1, 2013, Beijing Antutu and Guangzhou Kingsoft were incorporated in the PRC, respectively and became VIEs of the Group through contractual agreements.

On January 8, 2014, Beike Internet incorporated a wholly owned subsidiary, Suzhou JDD, in the PRC.

On May 8, 2014, the Company completed its IPO and a concurrent private placement on the New York Stock Exchange, and raised gross proceeds of US$243,200 from the offering, representing 17,371,428 American Depositary Shares (“ADSs”) at the price of US$14 per ADS. Each ADS represents 10 Class A ordinary shares, par value US$0.000025 per share. All 102,409,639 Series A preferred shares and 122,495,531 Series B preferred shares and all 1,000,551,482 ordinary shares issued before IPO were automatically converted into Class B ordinary shares on a 1:1 basis. Upon the closing of the IPO, the total number of ordinary shares issued was 1,399,170,937, comprised of 173,714,285 Class A ordinary shares and 1,225,456,652 Class B ordinary shares; and Kingsoft remains the Company’s controlling shareholder, holding 47.9% of the equity interest, which represents 53.5% of the voting right.

On July 4, 2014, Cheetah Technology acquired 100% equity interests in HK Zoom and certain operating assets for a total consideration of US$24,703 (note 3).

On August 1, 2014, Cheetah Technology acquired 51.9% equity interests in Youloft HK, for a total consideration of US$14,127 (note 3).

On December 22, 2014, Youloft HK established a wholly owned subsidiary, Chongqing Calendar Technology Co., Ltd. (“Chongqing Calendar”), in the PRC.

VIE arrangements

In order to comply with the PRC laws and regulations which prohibit foreign control of companies involved in online marketing and internet value-added business, the Group operates its website and conducts substantially the majority of its online marketing and the distribution and operation of its internet value-added services and internet security services businesses in the PRC through the VIEs and its wholly-owned subsidiaries. Except for Beijing Conew, the registered capital of the VIEs was funded by Beijing Security and Conew Network (hereinafter referred to as the “Primary Beneficiaries”) through loans extended to the VIEs’ shareholders, Sheng Fu, Ming Xu, Wei Liu, who are executives and/or directors of the Group, as well as Ms. Weiqin Qiu, an affiliate of the Group. The effective control of the VIEs is held by the Primary Beneficiaries, through a series of contractual agreements (the “Contractual Agreements”). As a result of the Contractual Agreements, the Primary Beneficiaries have the power to direct the activity that most significantly impacts the economic performance of the VIEs and receive the economic benefits of the VIEs.

The following is a summary of the Contractual Agreements amongst the Primary Beneficiaries, Beike Internet, Beijing Network, Beijing Antutu, Guangzhou Network and their respective shareholder (“Nominee Shareholders”):

Exclusive technology development, support and consulting agreements

Pursuant to the exclusive technology development, support and consulting agreements entered into between the Primary Beneficiaries and the VIEs, the VIEs engaged the Primary Beneficiaries as their exclusive provider of management consulting services, technical development and support services in return for service fees of not less than 30% of the VIE’s pre-tax revenue. The Primary Beneficiaries have the sole right to adjust the services fees upon written request and shall exclusively own any intellectual property arising from the performance of this agreement. The agreements will remain effective unless terminated upon mutual agreement by both parties. During the term of the agreement, the VIEs may not enter into any agreement with third parties for the provision of any technical or management consulting services without the consent of the Primary Beneficiaries.

Loan agreements

Pursuant to the loan agreements between the Primary Beneficiaries and the Nominee Shareholders, the Primary Beneficiaries granted interest free loans in an aggregate amount of RMB30,200 (US$4,989) to the Nominee Shareholders’ for their sole purpose of contributing to the registered capital of the VIEs. The loans have no definite maturity date. At the option of the Primary Beneficiaries, repayment may be requested at any time, which may be in the form of transferring the VIE’s equity interest to the Primary Beneficiaries or its designees. The Nominee Shareholders may offer to repay part or the entire loan at any time, to the extent permitted by PRC laws, in the form of transferring the VIE’s equity interest to the Primary Beneficiaries or its designees.

Exclusive equity option agreements

Pursuant to the exclusive equity option agreements entered into between the Primary Beneficiaries, the VIEs and the Nominee Shareholders, the Primary Beneficiaries were granted an exclusive and irrevocable option to purchase, or designate a third party to purchase, all or part of the equity interest of the VIEs held by the Nominee Shareholders. Without the prior written consent of the Primary Beneficiaries, the Nominee Shareholders shall not assign or transfer to any third party, or create or cause any security interest in whatsoever form to be created on, all or any part of the equity interest held in the VIEs. In addition, dividends and any form of distributions are not permitted without the prior consent of the Primary Beneficiaries. The exercise consideration should be equal to the corresponding loan amount as described above or the minimum consideration permitted under the PRC laws, whichever is higher. The consideration in excess of the corresponding loan amount shall be waived by the Nominee Shareholders. While in the exclusive equity option agreement with respect to Beike Internet, the exercise consideration is equal to the minimum price permitted under the PRC laws and any amount in excess of the corresponding loan amount shall be refunded by the Nominee Shareholders to Beijing Security or Beijing Security may deduct the excess amount upon payment of consideration. The Primary Beneficiaries or their designee(s) may exercise such option at any time until it has acquired all the equity interest of the VIEs. The agreements will remain effective until all the equity interests held by the Nominee Shareholders have been lawfully transferred to the Primary Beneficiaries or its designee(s) pursuant to the terms of the agreements.

Equity pledge agreements

Pursuant to the equity pledge agreements entered into between the Nominee Shareholders, the VIEs and the Primary Beneficiaries, the Nominee Shareholders pledged all of their equity interest in the VIEs to the Primary Beneficiaries as collateral for all of their payments due to the Primary Beneficiaries and to secure their obligations under the above agreements. Without the prior written consent of the Primary Beneficiaries, the Nominee Shareholders may not assign or transfer to any third party, or create or cause any security interest in whatsoever form to be created on, all or any part of the equity interest it holds in the VIEs. The Primary Beneficiaries are entitled to transfer or assign in full, or in part, the shares pledged. In the event of default, the Primary Beneficiaries as the pledgee, have first priority to be compensated through the sale or auction of the pledged equity interest. The Nominee Shareholders agree to waive their dividend rights in relation to all of the pledged equity interest until such pledge has been lawfully discharged. The equity pledge agreements will remain effective until all the obligations under these agreements have been satisfied in full or all of the guaranteed liabilities have been repaid.

Shareholder voting proxy agreements

Pursuant to the shareholder voting proxy agreements signed between the Nominee Shareholders, the VIEs and the Primary Beneficiaries, the Nominee Shareholders irrevocably nominates, appoints and constitutes any person designated by the Primary Beneficiaries as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of its equity interest in the VIE (including but not limited to the voting rights and the right to nominate executive directors of the VIE). The shareholder voting proxy agreements are effective for an initial ten years and will be automatically renewed on an annual basis thereafter if the Primary Beneficiaries do not provide notice of termination to the Nominee Shareholders thirty days prior to expiration.

Business operation agreements

Pursuant to the business operations agreements entered into between the Nominee Shareholders, the VIEs and the Primary Beneficiaries, the Nominee Shareholders must appoint candidates designated by the Primary Beneficiaries as its board of directors and the Primary Beneficiaries have the right to appoint senior executives of the VIEs. In addition, the VIEs agree not to engage in any transaction that may materially affect their assets, obligations, rights or operation without the prior written consent of the Primary Beneficiaries. The Nominee Shareholders also agree to unconditionally pay or transfer to the Primary Beneficiaries any bonus, dividends or any other profits or interest (in whatever form) that they are entitled to as shareholders of the VIEs, and waives any consideration connected therewith. The agreement has a term of ten years, unless otherwise terminated by the Primary Beneficiaries. Neither the VIEs nor the Nominee Shareholders may terminate this agreement.

Spousal consent letters

The spouses of certain shareholders of the VIEs have executed spousal consent letters. Pursuant to these letters, the spouses of certain shareholders of the VIEs acknowledged that certain equity interest in the respective VIEs held by and registered in the name of his or her spouse will be disposed pursuant to relevant arrangements under the shareholder voting proxy agreement, the exclusive equity option agreement, the equity pledge agreement and the loan agreement. These spouses undertake not to take any action to interfere with the disposition of such equity interest, including, without limitation, claiming that such equity interest constitute communal marital property.

On January 17, 2014, the Contractual Agreements were supplemented with financial support undertaking letters executed by the Primary Beneficiaries to memorialize the Primary Beneficiaries’ commitment to the VIEs and the commitment shall be retrospectively effective from the date the other contractual agreements were fully executed. Pursuant to the financial support undertaking letters, the Primary Beneficiaries commit to provide unlimited financial support to the VIEs to support their operations whether or not the VIEs incur any losses, and not request for repayment if the VIEs are unable to do so.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the irrevocable shareholder voting proxy agreements, whereby the Nominee Shareholders effectively assigned all of the voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. Furthermore, pursuant to the exclusive equity option agreements, which include a substantive kick-out right, the Primary Beneficiaries have the power to control the Nominee Shareholders, and therefore the power to govern the activities that most significantly impact the economic performance of the VIEs. In addition, through the Contractual Agreements, the Primary Beneficiaries demonstrate its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and the majority of the profits of the VIEs, and therefore have the rights to the economic benefits of the VIEs.

The shareholders of the VIEs elect and terminate the executive directors of the VIEs, approve the annual budget, financial statements and significant investing and financing activities of the VIEs. Pursuant to the shareholder voting proxy agreements, the shareholders of the VIEs have assigned all of their voting rights underlying the equity interest in the VIEs to any person nominated, appointed or designated by the Primary Beneficiaries. Senior management of the Company, all employees of the Primary Beneficiaries, are generally responsible for the review and approval of sales contracts, credit approval policies, pricing policies, significant marketing promotions, product development, research and development, bandwidth and traffic expenditures, as well as the appointments and terminations of personnel. Therefore, the Primary Beneficiaries have the power to direct the activities of the VIEs that most significantly impact their economic performance.

Thus, Beijing Security and Conew Network are considered the primary beneficiaries of the VIEs. As a result of the above, the Company, through the Primary Beneficiaries, consolidate the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10 (“ASC 810-10”), Consolidation: Overall.

The Company, in consultation with its PRC legal counsel, believes that (i) the ownership structure of the Group, including its subsidiaries in the PRC, VIEs and a VIE’s subsidiary is in compliance with all existing PRC laws and regulations; (ii) each of the Contractual Agreements amongst the Primary Beneficiaries, the VIEs and the Nominee Shareholders of the VIEs governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) each of the Group’s PRC subsidiaries, VIEs and a VIE’s subsidiary have the necessary corporate power and authority to conduct its business as described in its business scope under its business license, which is in full force and effect, and the Group’s business operations in the PRC are in compliance with existing PRC laws and regulations.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the Primary Beneficiaries or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of the Primary Beneficiaries, and the VIEs, revoking the business licenses or operating licenses of the Primary Beneficiaries, and VIEs, shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting the Group’s rights to use the proceeds from this offering to finance the Group’s business and operations in PRC, or enforcement actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the Primary Beneficiaries to lose the rights to direct the activities of VIEs or the right to receive their economic benefits, the Company, through the Primary Beneficiaries, would no longer be able to consolidate the VIEs.

In addition, if the VIEs or the Nominee Shareholders fail to perform their obligations under the Contractual Agreements, the Group may have to incur substantial costs and expend resources to enforce the Primary Beneficiaries’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce these Contractual Agreements, the Primary Beneficiaries may not be able to exert effective control over its VIEs, and the Group’s ability to conduct its business may be negatively affected.

The carrying amounts and classifications of the assets and liabilities of the VIEs and a VIE’s subsidiary are as follows:

	As of December 31,
	2013	2014
	RMB	RMB	US$

Cash and cash equivalents	141,785	69,702	11,234
Accounts receivable	82,911	125,909	20,293
Prepayments and other current assets	23,949	40,702	6,560
Due from related parities	7,702	224,776	36,227
Deferred tax assets	63	—	—
Total current assets	256,410	461,089	74,314

Property and equipment , net	21,114	35,026	5,645
Intangible assets, net	8,224	32,323	5,210
Goodwill	962	24,708	3,982
Long-term investments	—	172,778	27,847
Deferred tax assets	306	—	—
Other non-current assets	693	5,932	956
Total non-current assets	31,299	270,767	43,640

Total assets	287,709	731,856	117,954

Accounts payable	17,997	37,818	6,095
Accrued expenses and other current liabilities	88,287	95,809	15,442
Deferred revenue	—	34,225	5,516
Due to related parties (i)	78,501	422,673	68,123
Income tax payable	700	—	—
Total current liabilities (i)	185,485	590,525	95,176

Other non-current liabilities	—	2,828	456
Total non-current liabilities	—	2,828	456
Total liabilities	185,485	593,353	95,632

(i)

As of December 31, 2013 and 2014, the current liabilities of the VIEs and a VIE’s subsidiary included amounts due to subsidiaries of the Group of RMB77,711 and RMB411,212 (US$66,275), respectively, which were eliminated upon consolidation by the Company. The balances due to related parties include the services fee payable to Beijing Security and Conew Network of RMB25,987 and RMB243,000 (US$39,164) as of December 31, 2013 and 2014, respectively. On October 1, 2014, Conew Network entered into a one-year loan facility of RMB100,000 (US$16,117) at an interest rate with reference to the market rate with 30% discount to Beijing Network to provide financial support to Beijing Network should it be required for its operations. As of December 31, 2014, the loan facility was being fully utilized.

The financial performance and cash flows of the VIEs and a VIE’s subsidiary as follows:

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Revenues	188,099	682,250	1,536,443	247,630
Cost of revenues	44,475	167,138	596,371	96,118
Net income (loss)	(5,544)	77,207	13,847	2,232
Net cash provided by operating activities	37,958	102,861	188,513	30,383
Net cash used in investing activities	5,730	22,814	267,346	43,088
Net cash provided in financing activities	16,500	13,000	6,750	1,088

The revenue producing assets that are held by the VIEs and a VIE’s subsidiary comprise of leasehold improvements, servers, licensed software, network equipment, acquired trade name and acquired domain name. Substantially all of such assets are recognized in the Group’s consolidated financial statements, except for certain Internet Content Provider Licenses, internally developed software, trademarks and patent applications which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria. The VIEs and a VIE’s subsidiary also hire assembled work force on sales, research and development and operations whose costs are expensed as incurred.

There was no pledge or collateralization of the VIEs and a VIE’s subsidiary’ assets. Creditors of the VIEs and a VIE’s subsidiary have no recourse to the general credit of the Primary Beneficiaries.